UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES
Investment Company Act file number: 811-9098
AMERICAN BEACON MASTER TRUST
(Exact name of registrant as specified in charter)
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices)-(Zip code)
Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)
Registrant’s telephone number, including area code: (817) 391-6100
Date of fiscal year end: December 31, 2011
Date of reporting period: June 30, 2011

ITEM 1. REPORT TO STOCKHOLDERS.

GUIDANCE | VISION | EXPERIENCE

American Beacon
MILEAGE FUNDS℠

Semi-Annual Report

June 30, 2011

MONEY MARKET MILEAGE FUND
(Closed to new investors)

About American Beacon Advisors
     Since 1986, American Beacon Advisors has offered a variety of products and investment advisory services to numerous institutional and retail clients, including a variety of mutual funds, corporate cash management, and separate account management.
     Our clients include defined benefit plans, defined contribution plans, foundations, endowments, corporations, financial planners, and other institutional investors. With American Beacon Advisors, you can put the experience of a multi-billion dollar asset management firm to work for you.

Any opinions herein, including forecasts, reflect our judgment as of the end of the reporting period and are subject to change. Each advisor’s strategies and the Fund’s portfolio composition will change depending on economic and market conditions. This report is not a complete analysis of market conditions and therefore, should not be relied upon as investment advice. Although economic and market information has been compiled from reliable sources, American Beacon Advisors, Inc. makes no representation as to the completeness or accuracy of the statements contained herein.

American Beacon Money Market Mileage Fund	June 30, 2011

Fellow Shareholders,
     During the first six months of 2011, U.S. and International markets experienced an upswing, despite concerns over the pace of global economic recovery, reoccurrences of sovereign debt worries, natural disasters, inflation fears along with a sharp rise in oil and other commodity prices. Though challenging, these factors were offset by increasing reports of strength in corporate earnings, improving confidence levels and investors increasing their investment in riskier assets.
     For the six months ended June 30, 2011, the American Beacon Money Market Mileage Fund generated a return of 0.01%.
     While day-to-day volatility continues to influence the world’s equity and credit markets, American Beacon remains focused on seeking opportunities and meeting market challenges to deliver the type of consistency in performance and service our shareholders value.
     Thank you for your continued investment in the American Beacon Select Funds. To obtain further details about the growing number of investment opportunities now available within the American Beacon Funds family or to access your account information, please visit our website at www.americanbeaconfunds.com.
Best Regards,
Gene L. Needles, Jr.
President
American Beacon Mileage Funds
You should consider the investment objectives, risks, fees and expenses of any mutual fund carefully before investing. This and other information is available in the Fund’s prospectus and summary prospectus which you may obtain at www.americanbeaconfunds.com or by calling 1-800-658-5811. Please read the prospectus and summary prospectus carefully before investing. Investments are subject to risks, including the possible loss of principal amount invested.

Economic Overview
June 30, 2011 (Unaudited)
     The first half of 2011 proved to be a difficult one both in the U.S. and abroad. Concerns over a Greek default and possible Eurozone contagion dominated the headlines. At the same time, incoming economic data showed that the U.S. recovery was once again hitting a soft patch. Sound familiar? It should. Substitute disruptions from the earthquake and tsunami in Japan with the BP oil spill disaster, and we’re reliving the first six months of 2010. And just like then, uncertainty over what happens next abounds.
     The European sovereign debt crisis resurfaced as Greece faced a potential default if it was unable to pass new austerity measures and ensure further funding under its aid package. After much public outcry, the austerity measures passed and default was avoided — at least for the short term. While EU leaders work on a second bailout package for Greece that could involve some form of debt restructuring, the focus has now shifted to the periphery Eurozone countries. Recent downgrades of Ireland’s and Portugal’s debt to below investment grade have led to renewed fears of a Eurozone contagion and pushed the 5 year credit default swaps of the PIIGS (Portugal, Ireland, Italy, Greece, and Spain) to record highs. Uncertainty over the European fiscal situation has resulted in increased market volatility as investors decrease risk and flee to the relative safety and soundness of U.S. Treasuries.
     Europe, however, does not have the market cornered on sovereign debt uncertainty. S&P recently downgraded the U.S. government’s debt ratings from AAA to AA+. Although bond market reaction to the downgrade has been muted, it comes at a time when the U.S. economic recovery is taking a turn for the worse. After a few months of decent job growth, the labor market recovery has stagnated. Employers cite economic uncertainty as a key reason for the decline in hiring. In addition, the housing market remains depressed. Home sales remain weak as high unemployment and the glut of foreclosed properties on the market constrain demand. Consumer spending, which accounts for the majority of GDP, has also begun to slow as confidence in the recovery wanes.
     At the June Federal Open Market Committee meeting, the Federal Reserve (“Fed”) stated that temporary factors were partly responsible for the slowdown in growth. Supply disruptions from the earthquake in Japan hurt manufacturing, and consumer spending was constrained by higher gas prices. While Fed members expect growth to pick up in the second half of the year, they did reduce their outlook for economic growth over the medium term. Members saw the outlook for both employment and inflation as “unusually uncertain.” Some members stated that if growth continued to slow, additional monetary stimulus may be necessary. Other members believed that the increase in inflation risks could warrant the removal of policy accommodation sooner rather than later. Given the high degree of uncertainty about the economic outlook, the Fed will likely be on the sidelines until the case for either more or less policy accommodation becomes clearer.
     Thus far, uncertainty appears to be the key theme for 2011. Will the EU resolve its debt crisis? What will be the implications of the U.S. debt rating downgrade? Will growth pick up in the second half of the year? Will we need another round of stimulus? Will rising inflation levels prove to be transitory? Uncertainty does not bode well for growth, so hopefully we will get some definitive answers to these questions sooner rather than later. For now it appears the only certainty during these uncertain times is that we are in for a bumpy ride. Hold tight...

Performance Overview
American Beacon Money Market Mileage FundSM
June 30, 2011 (Unaudited)
     Economic challenges in the first half of 2011 persisted both in the U.S. and abroad. Globally the European sovereign debt crisis and the earthquake and tsunami in Japan dominated headlines. U.S. economic recovery stalled and optimism was replaced with growing uncertainty. The Federal Open Market Committee maintained its 0% to 0.25% fed funds target throughout the period, and given the high degree of uncertainty about the economic outlook, will likely be on the sidelines until the case for either more or less policy accommodation becomes clearer. With credit quality and liquidity continuing to be a priority, the American Beacon Money Market Mileage Fund’s primary strategy for the first six months was to buy high quality, short-term money market instruments and overnight investments. The strategies implemented during the period enabled the Fund to track its Lipper peer group.
     For the six months ended June 30, 2011, the total return of the American Beacon Money Market Mileage Fund was 0.01%. The Fund matched the Lipper Money Market Instrument Average return of 0.01%. Based on annualized total returns, Lipper Analytical Services ranked the Fund 106th among 273, 115th among 236 and 62nd among 194 Money Market Funds for the one-year, five-year, and ten-year periods ended June 30, 2011, respectively.

*	Annualized

	Annualized Total Returns
	As of 6/30/2011
	6 months	1 Year	5 Years	10 Years
Mileage Class (1, 2)	0.01%	0.01%	1.87%	1.85%
Lipper Money Market Instrument Average	0.01%	0.03%	1.82%	1.68%

1	Performance shown is historical and may not be indicative of future returns. Investment returns will vary, and shares may be worth more or less at redemption than at original purchase. An investment in this Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. Fund performance in the table above does not reflect the deduction of taxes a shareholder would pay on distributions or the redemption of shares. A portion of the fees charged to the Fund was waived since 2009. Performance prior to waiving fees was lower than the actual returns shown for periods when waivers were in effect.

2	The total annual Fund operating expense ratio set forth in the most recent prospectus for the Fund was 0.84%. The expense ratio above may vary from the expense ratio presented in other sections of this report, which is based on expenses incurred during the period covered by this report.
Fund Statistics as of June 30, 2011

7-day Current Yield*	0.01%
7-day Effective Yield*	0.01%
30-day Yield*	0.01%
Weighted Avg. Maturity	28 Days

*	Annualized. You may call 1-800-967-9009 to obtain the Fund’s current 7-day yields. Yield is a more accurate reflection of the Fund’s current earnings than total returns. A portion of the fees charged to the Fund was waived. Yields in absence of fee waivers would have been negative.
Top Ten Issuers as of June 30, 2011

% of
Net Assets*
Svenska Handelsbanken, Inc.	5.3%
Westpac Banking Corp.	5.3%
Toronto-Dominion Holdings USA, Inc.	5.2%
Commonwealth Bank of Australia	5.2%
Kells Funding LLC	5.2%
DNB NOR Bank ASA N.Y	5.2%
Bank of Nova Scotia	5.2%
Old Line Funding LLC	4.9%
Nestle Capital Corp.	4.9%
Canadian Imperial Holdings, Inc.	4.9%

*	Percent of net assets of American Beacon Master Money Market Portfolio.
Asset Allocation as of June 30, 2011

% of
Net Assets**
Financial Company Commercial Paper	45.92%
Repurchase Agreements	39.14%
Asset Backed Commercial Paper	10.03%
U.S. Government & Government Agency Obligations	4.04%
Investment Companies	0.88%
Liabilities, Net of Other Assets	-0.01%

**	Percent of net assets of American Beacon Master Money Market Portfolio.

Fund Expenses
American Beacon Money Market Mileage FundSM
June 30, 2011 (Unaudited)
Fund Expense Example
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, administrative service fees, and other Fund expenses. The examples below are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 through June 30, 2011.
Actual Expenses
     The “Actual” line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
     The “Hypothetical” line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the Fund’s actual return). You may compare the ongoing costs of investing in the Fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
     You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs charged by the Fund. Similarly, the expense examples for other funds do not reflect any transaction costs charged by those funds, such as sales charges (loads), redemption fees or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If you were subject to any transaction costs during the period, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During
	Account	Account	Period*
	Value	Value	1/1/11-
	1/1/2011	6/30/11	6/30/11
Mileage Class
Actual	$1,000.00	$1,000.07	$1.39
Hypothetical (5% return before expenses)	$1,000.00	$1,023.40	$1.41

*	Expenses are equal to the Fund’s annualized expense ratio for the six-month period of 0.28%, multiplied by the average account value over the period, multiplied by the number derived by dividing the number of days in the most recent fiscal half-year (181) by days in the year (365) to reflect the half-year period.

American Beacon Money Market Mileage Fund
Statement of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands, except share and per share amounts)

Assets:
Investment in Portfolio, at value	$24,531
Receivable from Manager for expense reimbursement (Note 2)	8
Prepaid expenses	13

Total assets	24,552

Liabilities:
Distribution fees payable (Note 2)	5
Administrative service and service fees payable (Note 2)	2
Professional fees payable	11
Prospectus and shareholder reports payable	1
Transfer agent fees payable	3
Other liabilities	2

Total liabilities	24

Net Assets	$24,528

Analysis of Net Assets:
Paid-in-capital	24,528

Net assets	$24,528

Shares outstanding (no par value):
Mileage Class	24,527,766

Net asset value, offering and redemption price per share:
Mileage Class	$1.00

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited) (in thousands)

Investment Income Allocated From Portfolio:
Interest income	$37
Portfolio expenses	(16)

Net investment income allocated from Portfolio	21

Fund Expenses:
Administrative service fees (Note 2)	13
Transfer agent fees	6
Professional fees	19
Registration fees and expenses	13
Distribution fees (Note 2)	32
Prospectus and shareholder reports	6
Other expenses	3

Total fund expenses	92

Less reimbursement of fund expense (Note 2)	(72)

Net fund expenses	20

Net investment income	1

Realized Gain Allocated From Portfolio
Net realized gain on investments	1

Net gain on investments	1

Net increase in net assets resulting from operations	$2

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Money Market Mileage Fund
Statement of Changes in Net Assets
(in thousands)

	Six Months	Year ended
	ended June 30,	December 31,
	2011	2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1	$3
Net realized gain on investments	1	—

Net increase in net assets resulting from operations.	2	3

Distributions to Shareholders:
Net investment income	(1)	(3)
In excess of net income (Note 2)	—	(21)
Net realized gain on investments	(1)	—

Distributions to shareholders	(2)	(24)

Capital Share Transactions:
Proceeds from sales of shares	2,305	3,650
Contribution from Manager (Note 2)		21
Reinvestment of dividends and distributions	2	24
Cost of shares redeemed	(4,390)	(5,694)

Net increase (decrease) in net assets	(2,083)	(1,999)

Net increase (decrease) in net assets	(2,083)	(2,020)

Net Assets:
Beginning of period	26,611	28,631

End of Period	$24,528	$26,611

See accompanying notes
See accompanying Financial Statements of the American Beacon Money Market Portfolio

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     The American Beacon Mileage Funds (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, open-end management investment company. The only series of the Trust is the American Beacon Money Market Mileage Fund (the “Fund”).
     American Beacon Advisors, Inc. (the “Manager”) is a wholly-owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.
     The Fund operates under a master-feeder structure, investing all of its investable assets in the Money Market Portfolio of the American Beacon Master Trust (the “Portfolio”), an open-ended diversified management investment company. The Portfolio has the same investment objectives as the Fund current income, liquidity and the maintenance of a stable price of $1.00 per share and the value of such investment reflects the Fund’s proportionate interest in the net assets of the Portfolio (3.9% at June 30, 2011). The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
     The following is a summary of the significant accounting policies followed by the Fund.
Security Valuation
     The Fund records its investment in the Portfolio at fair value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
Valuation Inputs
     Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1- Quoted prices in active market for identical securities.
Level 2- Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other. Level 2 securities are fixed-income securities that are valued using observable inputs as stated above.
Level 3- Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     At June 30, 2011, the Fund’s investments in the Portfolio were classified as Level 2. For additional information on fair value measurements of the Portfolio see the attached financial statements of the Portfolio, which is included elsewhere in this report.

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
Investment Income and Dividends to Shareholders
     The Fund records its share of net investment income (loss) and realized gain (loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of the Portfolio are allocated pro rata among the Fund and other investors in the Portfolio at the time of such determination. The Fund generally declares dividends daily from net investment income and net short-term capital gain, if any, payable monthly.
     Dividends to shareholders are determined in accordance with federal income tax principles that may treat certain transactions differently than U.S. generally accepted accounting principles.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Fund has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Funds and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provisions of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Funds. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Funds. To the extent and for such periods of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay a management fee.
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Fund. As compensation for performing administrative duties required under the Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Fund. To the extent and for such period of time that a Fund invests all of its investable assets in another registered investment company pursuant to a master-feeder arrangement, then the Fund will not pay administrative services fees.
Distribution Plan
     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the Plan, as compensation for distribution assistance, the Manager receives an annualized fee of 0.25% of the average daily net assets. The fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular month by the Manager for distribution assistance. In adopting the Plan, the Trust’s Board of Trustees determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders.

American Beacon Money Market Mileage Fund
Notes to Financial Statements
June 30, 2011 (Unaudited)
Reimbursement and Waiver of Expenses
     The Manager voluntarily reimbursed distribution and other expenses totaling $71,375 for the six months ended June 30, 2011.
Expense Reimbursement Plan
     The Fund has adopted an Expense Reimbursement Plan whereby the Manager may seek recoupment of fees waived or expenses reimbursed for a period of up to three years. However, recoupment will occur only if the Class average net assets have grown or expenses have declined sufficiently to allow recoupment without causing its expense ratio to exceed the previously agreed upon contractual expense limit. For the six months ended June 30, 2011, the Fund has not recorded a liability for potential reimbursement, due to the current assessment that a reimbursement is unlikely.
3. Federal Income and Excise Taxes
     It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute net investment income, as well as, any net realized capital gains on the sale of investments. Therefore, no federal income or excised tax provision is required.
     The Fund does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
     Dividends are categorized in accordance with income tax regulations which may treat certain transactions differently than U.S. generally accepted accounting principles. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.
     The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 were as follows (in thousands):

	Six Months Ended	Year Ended
	June 30,	December 31,
	2011	2010
	(Unaudited)
Distributions paid from ordinary income*:
Net investment income	$1	$24

Total distributions	$1	$24

*	For tax purposes short-term capital gains distributions are considered ordinary income distributions.
     As of June 30, 2011, the components of distributable earnings on a tax basis were the same as book. The cost basis of investments for federal income tax purposes was also the same as the book basis.
     The Fund does not have capital loss carryforwards as of June 30, 2011.

American Beacon Money Market Mileage Fund
Financial Highlights
(For a share outstanding throughout the period)

	Mileage Class
	Six Months
	Ended June		Year Ended December 31,
	30, 2011		2010		2009		2008		2007		2006
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from investment operations:
Net investment income A	—	B	—	B	—	B	0.02		0.05		0.05
Net realized gain on investments	—	B	—	B	—	B	—	B	—	B	—	B

Total income from investment operations	0.00		0.00		0.00		0.02		0.05		0.05

Less distributions:
Dividends from net investment income	—	B	—	B	—	B	(0.02)		(0.05)		(0.05)
Distributions from net realized gains on securities	—	B	—	B	—	B	—	B	—	B	—	B

Total distributions	0.00		0.00		0.00		(0.02)		(0.05)		(0.05)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total return	0.01	%C	0.01%		0.04%		2.21%		4.68%		4.61%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$24,528		$26,611		$28,631		$40,682		$47,817		$47,960

Ratios to average net assets (annualized):A
Expenses before expense reimbursements	0.83%		0.81%		0.67%		0.64%		0.75%		0.57%
Expenses, after expense reimbursements	0.28%		0.33%		0.51%		0.64%		0.72%		0.57%
Net investment income (loss), before expense reimbursements	(0.54)%		(0.47)%		(0.11)%		2.21%		4.56%		4.52%
Net investment income, after expense reimbursements	0.01%		0.01%		0.04%		2.21%		4.59%		4.52%

A	The per share amounts and ratios reflect income and expenses assuming inclusion of each Fund’s proportionate share of income and expenses of the American Beacon Master Money Market Portfolio.

B	Amount is less than $.01 per share.

C	Not annualized.

American Beacon Money Market Portfolio
Schedule of Investments
June 30, 2011 (Unaudited)

	Par Amount	Value
		($000)
ASSET BACKED COMMERCIAL PAPER- 10.03%
Kells Funding LLC, 0.21%, Due 8/17/2011 A	$32,000	$31,991
Old Line Funding LLC, 0.20%, Due 7/5/2011 A	22,000	22,000
0.18%, Due 8/22/2011 A	8,000	7,998

Total Asset Backed Commercial Paper (Cost $61,989)		61,989

FINANCIAL COMPANY COMMERCIAL PAPER- 45.92%
Bank of Nova Scotia N.Y., 0.17%, Due 9/19/2011	32,000	31,988
Canadian Imperial Holdings, Inc., 0.22%, Due 7/6/2011	30,000	29,999
Commonwealth Bank of Australia, 0.18%, Due 8/23/2011 A	32,000	31,991
DNB NOR Bank ASA N.Y., 0.20%, Due 9/28/2011 A	32,000	31,984
National Australia Funding Delaware, Inc., 0.16%, Due 9/6/2011 A	15,000	14,995
Nestle Capital Corp., 0.19%, Due 8/2/2011 A	30,000	29,995
Nordea North America, Inc., 0.21%, Due 7/5/2011	15,000	15,000
Svenska Handelsbanken, Inc., 0.24%, Due 8/4/2011 A	33,000	32,993
Toronto-Dominion Holdings USA, Inc., 0.17%, Due 8/24/2011 A	32,000	31,992
Westpac Banking Corp., 0.22%, Due 8/19/2011 A	33,000	32,990

Total Financial Company Commercial Paper (Cost $283,927)		283,927

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS- 4.04% (Cost $24,995)
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank), 0.17%, Due 8/9/2011 A	25,000	24,995

	Shares
INVESTMENT COMPANIES - 0.88% (Cost $5,437)
State Street Inst Liq Reserves Fund	5,437,424	5,437

	Par Amount
OTHER REPURCHASE AGREEMENTS - 39.14%
Barclays Capital, Inc., 0.30%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $33,000, 4.5% - 13%, 8/17/11 - 1/1/49)	$30,000	30,000
BNP Paribas Securities Corp., 0.27%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $33,000, 3.846% - 12.75%, 9/15/11 - 5/15/58)	30,000	30,000
Credit Suisse Securities (USA) LLC, 0.17%, Due 7/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $31,504, 7.875% - 8%, 9/1/21 - 5/1/31)	30,000	30,000
Deutsche Bank Securities, Inc., 0.20%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $34,100)	31,000	31,000
JPMorgan Securities, Inc., 0.27%, Due 7/1/2011 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $31,503, 5% - 10.75%, 3/15/12 - 8/1/16)	30,000	30,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.14%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $33,000)	30,000	30,000
RBC Capital Markets Corp., 0.14%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $31,500, 2.25% - 7.4%, 7/15/11 - 12/1/42)	30,000	30,000
Wells Fargo Securities LLC, 0.22%, Due 7/1/2011 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations and a U.S Government Agency Obligation valued at $32,550, 0% - 10%, 8/3/11 - 4/1/44)	31,000	31,000

Total Other Repurchase Agreements (Cost $242,000)		242,000

TOTAL INVESTMENTS - 100.01% (Cost $618,348)		$618,348
LIABILITIES, NET OF OTHER ASSETS — (0.01%)		(79)
TOTAL NET ASSETS - 100.00%		$618,269

Percentages are stated as a percent of net assets.

A	Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $293,924 or 47.54% of net assets. The Fund has no right to demand registration of these securities.

American Beacon Money Market Portfolio
Statement of Assets and Liabilities
June 30, 2011 (Unaudited) (in thousands)

Assets:
Investment in securities at value (cost — $376,348)	$376,348
Repurchase agreement (cost — $242,000 )	242,000
Dividends and interest receivable	3
Prepaid expenses	5

Total assets	618,356

Liabilities:
Management and investment advisory fees payable (Note 2)	48
Administrative service fees payable	6
Professional fees payable	17
Trustee fees payable	3
Custody and fund accounting fees	8
Other liabilities	5

Total liabilities	87

Net assets applicable to investors’ beneficial interests	$618,269

Statement of Operations
Six Months Ended June 30, 2011 (Unaudited) (in thousands)

Investment Income:
Dividend income	$12
Interest income	975

Total investment income	987

Expenses:
Management and investment advisory fees (Note 2)	306
Administrative service fees (Note 2)	34
Custodian fees	36
Professional fees	15
Insurance fees	12
Other expenses	18

Total expenses	421

Net investment income	566

Realized Gain on Investments:
Net realized gain on investments	15

Net gain on investments	15

Net increase in net assets resulting from operations	$581

See accompanying notes

American Beacon Money Market Portfolio
Statement of Changes in Net Assets
(in thousands)

	Six Months	Year Ended
	Ended June	December
	30, 2011	31, 2010
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$566	$1,707
Net realized gain on investments	15	3

Total increase in net assets resulting from operations	581	1,710

Transactions in Investors’ Beneficial
Interests:
Contributions	91,646	426,957
Withdrawals	(194,605)	(428,313)

Net decrease in net assets resulting from transactions in investors’ beneficial interests	(102,959)	(1,356)

Net increase (decrease) in net assets	(102,378)	354

Net Assets:
Beginning of period	720,647	720,293

End of Period	$618,269	$720,647

Financial Highlights

	Money Market
	Six Months
	Ended		Year Ended December 31,
	June 30, 2011		2010	2009	2008	2007	2006
	(unaudited)
Total return	0.08	%A	0.23%	0.42%	2.75%	5.33%	5.09%
Ratios to average net assets (annualized):
Expenses	0.12%		0.11%	0.14%	0.11%	0.11%	0.11%
Net investment income	0.17%		0.23%	0.41%	2.94%	5.19%	5.03%

A	Not annualized
See accompanying notes

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
1. Organization and Significant Accounting Policies
     The American Beacon Money Market Portfolio (the “Portfolio”) is a series of the American Beacon Master Trust (the “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company that was organized as a trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated as of November 1, 2004. The objective of the Portfolio is current income, liquidity and the maintenance of a stable price of $1.00 per share.
     American Beacon Advisors, Inc. (the “Manager”) is a wholly owned subsidiary of Lighthouse Holdings, Inc. and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.
     The following is a summary of the significant accounting policies followed by the Portfolio.
Affiliated Ownership
     At June 30, 2011, 100% of the Portfolio was held by affiliated funds.
Valuation of Investments
     Securities of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the Trust’s Board of Trustees (the “Board”) believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.
Valuation Inputs
     Various inputs may be used to determine the fair value of the Portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value the securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2.
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.
Level 3 — Prices determined using significant unobservable inputs. Unobservable inputs reflect the Portfolio’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.
     The Portfolio’s investments are summarized by level based on the inputs used to determine their values and at June 30, 2011, were classified as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Asset Description:
Asset Backed Commercial Paper	$—	$61,989	$—	$61,989
Financial Company Commercial Paper	—	283,927	—	283,927
U.S. Government and Government Agency Obligations	—	24,995	—	24,995
Repurchase Agreements	—	242,000	—	242,000
Investment Companies	5,437	—	—	5,437

Total Investments in Securities	5,437	612,911	—	618,348

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
Security Transactions and Investment Income
     Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.
Federal Income Taxes
     The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio’s ordinary income and capital gains. It is intended that the Portfolio’s assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code.
     The Portfolio does not have any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the four year period ended December 31, 2010, remains subject to examination by the Internal Revenue Service. If applicable, the Portfolio recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other expenses” on the Statement of Operations.
Repurchase Agreements
     Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank that are subject to resale at a later date. Repurchase agreements are fully collateralized by government and/or non-government securities. All collateral is valued at cost, which approximates market value and is held at the custodian bank. The collateral is monitored daily by the Manager from reports provided by the custody bank to make the determination that the collateral’s market value exceeds the carrying value of the repurchase agreement plus accrued interest.
Use of Estimates
     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.
Other
     Under the Trust’s organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that provide indemnification to the other party or parties against potential costs or liabilities. The Trust’s maximum exposure under these arrangements is dependent on claims that may be made in the future and, therefore, cannot be estimated. The Trust has had no prior claims or losses pursuant to any such agreement.
2. Transactions with Affiliates
Management Agreement
     The Trust and the Manager are parties to a Management Agreement that obligates the Manager to provide or oversee the provision of all investment advisory and portfolio management services. The Manager serves as the sole investment advisor to the Portfolio. As compensation for performing the duties required under the Management Agreement, the Manager receives 0.09% of the average daily net assets of the Portfolio.

American Beacon Money Market Portfolio
Notes to Financial Statements
June 30, 2011 (Unaudited)
Administrative Services Agreement
     The Manager and the Trust entered into an Administrative Services Agreement that obligates the Manager to provide or oversee administrative services to the Portfolio. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of 0.01% of the average daily net assets of the Portfolio.
Interfund Lending Program
     Pursuant to an exemptive order by the Securities and Exchange Commission, the Portfolio, along with other registered investment companies having management contracts with the Manager, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Portfolio to lend money to other participating series managed by the Manager. For the six months ended June 30, 2011, the Portfolio earned $348 under the credit facility. This amount is included in interest income on the Statement of Operations.

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
     At its May 26, 2011 meeting, the Board of Trustees (“Board”) considered the renewal of each Management Agreement between the Manager and the American Beacon Funds (“Beacon Trust”), American Beacon Mileage Funds (“Mileage Trust”), American Beacon Select Funds (“Select Trust”) and American Beacon Master Trust (“Master Trust”) (collectively, the “Funds”); In preparation for the Board’s consideration to renew these Agreements, the Board and its Investment Committee undertook steps to gather and consider information furnished by the Manager, the subadvisors and Lipper, Inc. (“Lipper”). The Board, with the assistance of independent legal counsel, requested and received certain relevant information from the Manager and each subadvisor.
     In addition, the Board’s Investment Committee worked with Lipper to obtain relevant comparative information regarding the performance, fees and expenses of the Funds. The Investment Committee held a separate meeting on May 11, 2011 to consider the information provided by Lipper. Further, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board and Investment Committee meetings, as well as information specifically prepared in connection with the renewal process.
     In connection with the Board’s consideration of the Management Agreement the Trustees considered, among other materials, responses by the Manager to inquiries requesting:
•	a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

•	a copy of the Manager’s most recent audited or unaudited financial statements, as well as Parts 1 and 2 of its Form ADV registration statement with the SEC;

•	a summary of any material pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

•	a comparison of the performance of that portion of Fund assets managed or to be managed by the Manager with the performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager’s performance was materially below that of the peer group;

•	any actual or anticipated economies of scale in relation to the services the Manager provides or will provide to each Fund;

•	an analysis of compensation, including a comparison with fee rates charged to other clients for which similar services are provided, any proposed changes to the fee schedule, if applicable, and the effect of any fee waivers;

•	a description of any payments made or to be made by the subadvisors to the Manager to support a Fund’s marketing efforts;

•	an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

•	confirmation that the Manager’s financial condition would not impair its ability to provide high-quality advisory services to the Funds;

•	a description of the scope of portfolio management services provided or to be provided to the Funds, including whether such services differ from the services provided to other clients, including other mutual funds, and any advantages or disadvantages that might accrue to the Funds due to the firm’s involvement in other activities;

•	a description of the personnel who are or will be assigned primary responsibility for managing the Funds, including any changes during the past year, and a discussion of the adequacy of current and projected staffing levels to service the Funds;

•	a description of the basis upon which portfolio managers are compensated, including any “incentive” arrangements, and a description of the oversight mechanisms used to prevent a portfolio manager whose compensation is tied to performance of a Fund from taking undue risks;

•	a description of the Manager’s practices in monitoring the quality of portfolio holdings and in reviewing portfolio valuation;

•	a discussion regarding the Manager’s participation in “soft dollar” arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager’s methodology for obtaining best execution and the use of any affiliated broker-dealers;

•	a description of any actual or potential conflicts of interest anticipated in managing Fund assets;

•	a discussion of whether the Manager has identified any investment or operational matters that likely present a high risk in managing Fund assets;

•	a description of the Manager’s criteria for assessing counterparties and counterparty risk to the extent the firm enters into transactions with counterparties on a Fund’s behalf;

•	a description of trade allocation procedures among accounts managed by the Manager;

•	a discussion of whether the Manager receives, or anticipates receiving, other compensation, including any payment for order flow or ECN liquidity rebates with respect to the Funds;

•	a certification by the Manager regarding the reasonable design of its compliance program;

•	information regarding the Manager’s code of ethics, insider trading policy and disaster recovery plan, including a description of any material changes thereto and a related certification of compliance by the Manager;

•	a description of the Manager’s affiliation with any broker-dealer;

•	a discussion of any anticipated change in the Manager’s controlling persons; and

•	verification of the Manager’s insurance coverage with regards to the services provided to the Funds.

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
     In addition to the foregoing, the Manager provided the following information specific to the renewal of the Management Agreement:
•	a comparison of the performance of each Fund to comparable mutual funds and appropriate indices, including comments on the relative performance of, as applicable, each subadvisor and each Fund versus the respective peer group average;

•	a discussion, if applicable, of any underperformance by a subadvisor relative to its peer group and what, if any, remedial measures the Manager has or intends to take;

•	a comparison of advisory fee rates and expense ratios for comparable mutual funds;

•	a profit/loss analysis of the Manager;

•	an analysis of any material complaints received from Fund shareholders;

•	a description of the Manager’s distribution activities with respect to promoting sales of Fund shares, including any revenue sharing practices;

•	a description of the Manager’s securities lending practices and the fees received from such practices;

•	a discussion of any rebate arrangements between the Manager and a service provider to the Funds pursuant to which the Manager receives direct or indirect benefits from the service provider;

•	a description of the portfolio turnover rate and average execution costs for each Fund and, as applicable, each subadvisor to a Fund; and

•	a description of how expenses that are not readily identifiable to a particular Fund are allocated.
     In connection with the Management Agreement, the Board also obtained an analysis provided by Lipper that compared: (i) investment performance of each Fund versus comparable mutual funds and appropriate indices; (ii) total Fund expenses of each Fund versus comparable mutual funds; and (iii) each Fund’s investment advisory fee rate versus comparable mutual funds. For each Fund with more than one class of shares, the class of shares used for comparative purposes was the class with the longest performance history, which in most cases was the Institutional Class. References below to each Fund’s Lipper peer group are to the group of comparable mutual funds included in the analysis provided by Lipper.
     Provided below is an overview of the primary factors the Trustees considered at the Investment Committee meeting on May 11, 2011 at which the Trustees reviewed the investment performance of the Manager and the primary factors considered by the Board at its May 26, 2011 meeting at which the Board considered the renewal of the Management Agreement.
     The Board did not identify any particular information that was most relevant to its consideration to renew each Agreement, and each Trustee may have afforded different weight to the various factors. Legal counsel to the independent Trustees provided the Board with a memorandum regarding its responsibilities pertaining to the renewal and approval of each Agreement. The memorandum explained the regulatory requirements surrounding the Trustees’ process for evaluating investment advisors and the terms of the contracts. Based on its evaluation, the Board unanimously concluded that the terms of the Agreement were reasonable and fair and that the renewal of the Agreement was in the best interests of the Funds and their shareholders.
Considerations With Respect to All Funds
     In determining whether to renew the Management Agreement on behalf of the Funds, the Trustees considered the best interests of each Fund separately. While the Management Agreement for all of the Funds were considered at the May 26, 2011 meeting, the Board considered each Fund’s investment management and subadvisory relationships separately.
     In each instance, the Board considered, among other things, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of a Fund; (3) the costs incurred by the Manager in rendering services to the Funds and its resulting profits or losses; (4) the extent to which economies of scale have been taken into account in setting each fee schedule; (5) whether fee levels reflect these economies of scale for the benefit of Fund investors; (6) comparisons of services and fee rates with contracts entered into by the Manager or its affiliates with other clients (such as pension funds and other institutional funds); and (7) any other benefits derived or anticipated to be derived by the Manager from its relationship with a Fund. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the materials submitted in support of the renewal.
     Nature, Extent and Quality of Services. With respect to the renewal of the Management Agreement, the Board considered, among other factors: each Fund’s generally favorable long-term performance and the background and experience of key investment personnel at the Manager; the low cost structure of the Funds; the Manager’s culture of compliance and support for compliance operations that reduce risks to the Funds; the manager’s commitment to increase assets in the Funds as demonstrated, for example, by the continued increase in sales personnel; the Manager’s continuing efforts to add new series and share classes to enhance the Funds’ product line; the Manager’s high quality of services; the Manager’s active role in monitoring; the Manager’s commitment to increasing the number and training employees in conjunction with the Manager’s product expansion; and efforts made by the Manager to retain key employees.
     Investment Performance. The Board evaluated the comparative information provided by Lipper and the Manager regarding each Fund’s investment performance relative to its benchmark index(es) and peer group. The Board considered the information provided by Lipper regarding its independent peer selection methodology to select all peer groups and universes. The Board also considered the performance reports and discussions with management at Board and Committee meetings throughout the year. A discussion regarding the Board’s considerations with respect to each Fund’s performance appears below under “Additional Considerations and Conclusions with Respect to the Money Market Mileage Fund.”

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
     Costs of the Services Provided to the Funds and the Profits Realized by the Manager from its Relationship with the Funds. In analyzing the cost of services and profitability of the Manager, the Board considered the revenues earned and the expenses incurred by the Manager. The profits or losses were noted at both an individual Fund level and at an aggregate level for all Funds. The Board also considered that the Management Agreement stipulates that, to the extent that a Fund invests all of its investable assets in another registered investment company (i.e., is a “Feeder Fund”), the Fund will not pay the Manager a management fee. Although the Board noted that, in certain cases, the fee rates paid by other clients is lower than the fee rates paid by the Funds, the difference reflects the greater level of responsibility and regulatory requirements associated with managing the Funds.
     The Board also noted that the Manager proposed to continue the expense waivers and reimbursements for certain Funds and classes that were in place during the last fiscal year and to put in place new expense waivers and reimbursements for certain new classes of the Funds and new series of the Beacon Trust. The Board considered that the Manager receives service and administrative fees to compensate the Manager for providing administrative services to the Funds and to compensate third-party administrators and broker-dealers for services to Fund shareholders. In addition, the Board considered that the Manager receives management fees for overseeing the securities lending program on behalf of various Funds. The Board also noted that certain classes of the Funds maintain higher expense ratios in order to compensate third-party distributors.
     In analyzing the cost of services and profitability for each subadvisor, if applicable, in connection with its investment advisory services to a Fund, the Board considered that, in many cases, the Manager has negotiated the lowest subadvisory fee rate a subadvisor charges for any comparable client accounts. The Board did not consider profitability data of the subadvisors as imperative to its deliberations given the arm’s length nature of the relationship between the Manager and the subadvisors with respect to the negotiation of subadvisory fee rates.
     Based on the foregoing information, the Board concluded that the profitability levels of the Manager were reasonable in light of the services performed by the Manager. A discussion regarding the Board’s considerations with respect to each Fund’s fee rates is set forth below under “Additional Considerations and Conclusions with Respect to the Money Market Mileage Fund.”
     Economies of Scale. In considering the reasonableness of the management and investment advisory fees rates, the Board considered whether economies of scale will be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. In this regard, the Board considered that the Manager has negotiated breakpoints in many subadvisory fee rates. The Board also noted that, for purposes of determining the fee rates chargeable to the Funds, many subadvisors have agreed to take into account assets of AMR Corporation and its pension plans that are managed by the subadvisors. Thus, the Funds are able to receive lower effective fee rates. The Board also noted the Manager’s representation that assets in the Funds’ complex increased during 2010, primarily due to market appreciation.
     In addition, the Board noted the Manager’s representation that many of the Funds benefit from economies of scale because comparably low fee rate levels are reflected in the current management and administration fee rates the Manager charges. The Board further noted the Manager’s representation that many of the Funds benefit from these comparably low fee rate levels despite not having yet reached an asset size at which economies of scale would traditionally be considered to exist, and the Manager’s belief that that breakpoints are not appropriate at this time. Based on the foregoing information, the Board concluded that the Manager and subadvisor fee schedules for each Fund provides for a reasonable sharing of benefits from any economies of scale with the Funds.
     Benefits Derived from the Relationship with the Funds. The Board considered the “fall-out” or ancillary benefits that accrue to the Manager as a result of the advisory relationships with the Funds, including greater exposure in the marketplace with respect to the Manager’s investment process and expanding the level of assets under management by the Manager. The Board also considered that the Manager will use its proprietary Large Cap Value Fund model to manage its collective investment trust.
     In addition, the Manager noted that the Trusts also derive benefits from their association with the Manager. Specifically, the Board noted the Manager’s representation that it provides services to most Funds at a lower than industry average cost. The Board considered that certain of the subadvisors reimburse the Manager for certain of its costs relating to distribution activities for the Funds. The Board also considered that the Funds did not pay commissions to any affiliated broker-dealer of the Manager during the most recent fiscal year ended December 31, 2010.
     Based on the foregoing information, the Board concluded that the potential benefits accruing to the Manager by virtue of its relationship with the Funds appear to be fair and reasonable.
Additional Considerations and Conclusions with Respect to the Money Market Mileage Fund (“Mileage Fund”)
     The Money Market Funds were compared to the respective Lipper Average, which includes all comparable funds in the Lipper category, and the Lipper Index, which includes the 30 largest funds in the Lipper category. References to the Lipper expense group or universe below are to the group or universe of comparable mutual funds included in the analysis provided to the Trustees by Lipper.
     In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Mileage Fund underperformed the Lipper Average for the one- and three-year periods and outperformed for the five-year period ended March 31, 2011, (2) management’s explanation that the Fund’s underperformance was due to the increased credit quality of the Fund’s

Disclosure Regarding the Board of Trustees’ Approval of the Management
Agreements of the Funds and the Portfolio
(Unaudited)
holdings and decreased weighted average maturity of the Fund relative to its peer universe; and (3) the total expense ratio of the Mileage Fund was higher than its Lipper expense group median and lower than its Lipper expense universe median.
     Based on these and other considerations the Trustees (1) concluded that the fees paid to the Manager under the Management Agreement are fair and reasonable, (2) determined that the Mileage Fund and its shareholders would benefit from the Manager’s continued management of the Mileage Fund and (3) approved the renewal of the Management Agreement with respect to the Mileage Fund.

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To obtain more information about the Fund:

By E-mail:	On the Internet:
american_beacon.funds@ambeacon.com	Visit our website at www.americanbeaconfunds.com

By Telephone:	By Mail:
Mileage Class®	American Beacon Funds
Call (800) 388-3344	P.O. Box 219643
Kansas City, MO 64121-9643

Availability of Quarterly Portfolio Schedules	Availability of Proxy Voting Policy and Records

In addition to the Schedule of Investments provided in each semi-annual and annual report, the Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q as of the first and third fiscal quarters. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth Street, NW, Washington, DC 20549. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. A complete schedule of the Fund’s portfolio holdings is also available on the Fund’s website (www.americanbeaconfunds.com) on the approximately five days after the end of each month.	A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available in the Fund’s Statement of Additional Information, is available free of charge on the Fund’s website (www.americanbeaconfunds.com) and by calling 1-800-967-9009 or by accessing the SEC’s website at www.sec.gov. The Fund’s proxy voting record for the most recent year ended June 30 is filed annually with the SEC on Form N-PX. The Fund’s Forms N-PX are available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record may also be obtained by calling 1-800-967-9009.
Fund Service Providers:

Custodian State Street Bank and Trust Boston, Massachusetts	Transfer Agent Boston Financial Data Services Kansas City, Missouri	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Dallas, Texas	Distributor Foreside Fund Services, LLC Portland, Maine
This report is prepared for shareholders of the American Beacon Money Market Mileage Fund and may be distributed to others only if preceded or accompanied by a current Prospectus or Summary Prospectus.
American Beacon Mileage Funds, Mileage Class, and American Beacon Money Market Mileage Fund are service marks of American Beacon Advisors, Inc.
SAR 6/11

ITEM 2. CODE OF ETHICS.
The Trust did not amend the code of ethics that applies to its principal executive and financial officers (the “Code”) nor did it grant any waivers to the provisions of the Code during the period covered by the shareholder report presented in Item 1.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
The schedules of investments for the Money Market Portfolio of the American Beacon Master Trust are included in the American Beacon Mileage Funds shareholder report presented in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
The Trust has made no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last disclosed such procedures in Schedule 14A.
ITEM 11. CONTROLS AND PROCEDURES.
     (a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.
     (b) There were no changes in the Trust’s internal control over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
ITEM 12. EXHIBITS.
     (a)(1) Not applicable.
     (a)(2) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.
     (a)(3) Not applicable.
     (b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): American Beacon Master Trust

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 2, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Gene L. Needles, Jr.
Gene L. Needles, Jr.
President

Date: September 2, 2011

By	/s/ Melinda G. Heika
Melinda G. Heika
Treasurer

Date: September 2, 2011